Consolidated Balance Sheet - CAD ($) $ in Millions	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022
Assets
Cash and Cash Equivalents	$ 68,495	$ 103,342	$ 87,466
Interest Bearing Deposits with Banks	5,275	5,080	5,734
Securities (Notes 2 and 12)
Trading	119,081	110,728	108,177
Fair value through profit or loss	16,764	14,739	13,641
Fair value through other comprehensive income	56,519	48,365	43,561
Debt securities at amortized cost	122,102	105,784	106,590
Investments in associates and joint ventures	1,490	1,411	1,293
Securities, net	315,956	281,027	273,262
Securities Borrowed or Purchased Under Resale Agreements	118,575	118,531	113,194
Loans (Notes 3 and 12)
Residential mortgages	166,733	151,294	148,880
Consumer instalment and other personal	104,357	84,184	86,103
Credit cards	11,063	9,841	9,663
Business and government	355,972	303,582	309,310
Loans gross of allowance for loan losses	638,125	548,901	553,956
Allowance for credit losses (Notes 3 and 12)	(3,350)	(2,638)	(2,617)
Loans,net	634,775	546,263	551,339
Other Assets
Derivative instruments	31,960	33,294	48,160
Customers' liability under acceptances	10,591	13,636	13,235
Premises and equipment	6,111	4,865	4,841
Goodwill (Note 12)	16,025	5,260	5,285
Intangible assets (Note 12)	5,158	2,277	2,193
Current tax assets	2,127	1,815	1,421
Deferred tax assets	2,369	1,392	1,175
Other	33,474	28,924	31,894
Other assets	107,815	91,463	108,204
Total Assets	1,250,891	1,145,706	1,139,199
Liabilities and Equity
Deposits (Notes 4 and 12)	875,443	787,376	769,478
Other Liabilities
Derivative instruments	41,802	44,090	59,956
Acceptances	10,591	13,636	13,235
Securities sold but not yet purchased	45,302	45,226	40,979
Securities lent or sold under repurchase agreements	105,179	101,484	103,963
Securitization and structured entities' liabilities	25,759	26,336	27,068
Other	62,535	44,488	45,332
Other liabilities	291,168	275,260	290,533
Subordinated Debt	8,195	8,156	8,150
Total Liabilities	1,174,806	1,070,792	1,068,161
Equity
Contributed surplus	327	335	317
Retained earnings	44,143	44,238	45,117
Accumulated other comprehensive income	2,576	1,746	1,552
Total shareholders' equity	76,066	74,914	71,038
Non-controlling interest in subsidiaries (Note 5)	19	0	0
Total Equity	76,085	74,914	71,038
Total Liabilities and Equity	1,250,891	1,145,706	1,139,199
Preferred shares and other equity instruments (Note 5) [member]
Equity
Issued capital	6,958	6,958	6,308
Total Equity	6,958	6,958	6,308
Common shares (Note 5) [member]
Equity
Issued capital	22,062	21,637	17,744
Total Equity	$ 22,062	$ 21,637	$ 17,744